Provisions - Reconciliation (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Movements in allowances
Provisions at the beginning of the period	€ 1,262
Charged to income statement
Additions	892
Reversals	(189)
Total charged/(credited) to income statement	703
Utilized during the year	(703)
Translation differences and other	(34)
Provisions at the end of the period	1,228
Non-current	479
Current	749
Restructuring
Movements in allowances
Provisions at the beginning of the period	255
Charged to income statement
Additions	397
Reversals	(9)
Total charged/(credited) to income statement	388
Utilized during the year	(424)
Translation differences and other	0
Provisions at the end of the period	219
Non-current	89
Current	130
Transfer of other provisions to accrued expenses	67
Litigation and Environmental
Movements in allowances
Provisions at the beginning of the period	251
Charged to income statement
Additions	69
Reversals	(23)
Total charged/(credited) to income statement	46
Utilized during the year	(64)
Translation differences and other	9
Provisions at the end of the period	242
Non-current	151
Current	91
Provision for decommissioning, restoration and rehabilitation costs
Movements in allowances
Provisions at the beginning of the period	154
Charged to income statement
Provisions at the end of the period	152
Warranty
Movements in allowances
Provisions at the beginning of the period	200
Charged to income statement
Additions	214
Reversals	(19)
Total charged/(credited) to income statement	195
Utilized during the year	(128)
Translation differences and other	(37)
Provisions at the end of the period	230
Non-current	19
Current	211
Material liability
Movements in allowances
Provisions at the beginning of the period	136
Charged to income statement
Additions	144
Reversals	(82)
Total charged/(credited) to income statement	62
Utilized during the year	(53)
Translation differences and other	0
Provisions at the end of the period	145
Non-current	0
Current	145
Other
Movements in allowances
Provisions at the beginning of the period	420
Charged to income statement
Additions	68
Reversals	(56)
Total charged/(credited) to income statement	12
Utilized during the year	(34)
Translation differences and other	(6)
Provisions at the end of the period	392
Non-current	220
Current	€ 172